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The Strong
        INDEX 500
            Fund

                    Semi-Annual Report . June 30, 2000

                           Letter from the Chairman

Dear Strong Investor,

The United States' economic miracle continues to set records for longevity. Today, we enjoy a near-perfect economy. How in the world did we get here?

In the days of our grandparents and great-grandparents, the railroad helped drive the Industrial Revolution. Nearly every aspect of the Industrial Revolution directly impacted and improved people's lives. Today, the technological revolution is similarly impacting our lives. We feel its presence every time we dial a cell phone, pull out a PalmPilot, boot up a computer, and punch "play" on the CD player in the dashboard of our computer-programmed cars. Technology is our constant companion.

Aside from those tangible ways in which we employ technology each and every day, ongoing technological developments affect us in another, less obvious way. The technology revolution is enhancing worker productivity, enabling the economy to grow faster than ever before without the drag of inflation. This allows real wages to rise faster than in previous periods of expansion, raising nearly everyone's standard of living.

The phenomenal economic growth and wealth creation that we have experienced has powered the financial markets to ever-higher levels in recent years. As long as this favorable economic environment prevails--and assuming that there isn't a negative policy change or an economic "accident" to derail it-- our economy should continue to expand. Hopefully, the financial markets will continue to reflect that.

Despite the good times, we should never forget that the financial markets are in control and that they are a discounting mechanism, continually peering into the future. In fact, many experienced investors believe that certain sectors of the financial markets are currently priced to perfection and any little hiccup could cause a significant correction.

The U.S. Federal Reserve Board has increased interest rates six times during the last 18 months in an attempt to slow the economy. Many central banks around the world have been making a concerted effort to slow their economies. If one or more of these economies should slow, it may be reflected in the tone of our economy and financial markets as well. If that happens, 2000 could be the first time in many years that investors earn a negative return on their stock investments. It will be a new--and unpleasant--experience for investors who know only the unbridled bull markets of the 1990s.

Financial markets are cyclical. A market correction, though painful, is as natural as breathing. Financial volatility can significantly derail an investment program, especially if that program is not carefully planned. At Strong, we pride ourselves on helping our investors invest wisely and with purpose. We advise you to establish a clear set of goals, a plan to reach them, and a program of constant monitoring to make certain you are heading in the right direction.

                                                   /s/ Dick

                                  The Strong
                                Index 500 Fund

                      SEMI-ANNUAL REPORT . JUNE 30, 2000

                               Table of Contents

Investment Review

     The Strong Index 500 Fund........................................................................    2

Financial Information--Strong Index 500 Fund

     Statement of Assets and Liabilities..............................................................    4
     Statement of Operations..........................................................................    5
     Statements of Changes in Net Assets..............................................................    6
     Notes to Financial Statements....................................................................    7

Financial Highlights..................................................................................    8

Financial Information--Master Investment Portfolio--S&P 500 Index Master Portfolio

     Schedule of Investments..........................................................................    9
     Statement of Assets & Liabilities................................................................   14
     Statement of Operations..........................................................................   15
     Statement of Changes in Net Assets...............................................................   16
     Notes to the Financial Statements................................................................   17

                           THE STRONG INDEX 500 FUND

Find Highlights

 .  The Strong Index 500 Fund returned-0.72% for the six months ended June 30,
   2000, while the S&P 500 Stock Index(R) returned -0.42%./1/, /2/, /3/

          AVERAGE ANNUAL
         TOTAL RETURNS/2/
          As of 6-30-00

1-year                   6.72%

3-year                   19.10%

Since Inception          21.99%
(on 5-1-97)

Equity funds are volatile investments and should only be considered for long-term goals.

-------------------------------------------

             FIVE LARGEST
            STOCK HOLDINGS
            As of 6-30-00

Security                    % of Net Assets
-------------------------------------------
General Electric Company                4.1%

Intel Corporation                       3.5%

Cisco Systems,Inc.                      3.4%

Microsoft Corporation                   3.3%

Pfizer,Inc.                             2.3%

Please see the Schedule of Investments in Securities for a complete listing of the Fund's portfolio.

Market Perspectives

________________________________________________________________________________

The goal of the Strong Index 500 Fund is to match the performance of the S&P 500 Index(R) as closely as possible by holding all of the stocks in the S&P 500 Index(R) in proportions that match their index weights. For the period ended June 30, 2000, the Fund returned -0.72%, compared to the Index's return of -0.42%.

After five years of annual returns above 20%, the S&P 500 Index(R) lost some ground during this period. The Index endured one of the most volatile environments in history, created by inflation worries and three interest-rate increases by the Federal Reserve Board, to finish the half virtually flat, declining 0.42%.

Equity markets began the year on a negative note as high gross domestic product
(GDP) figures sparked interest-rate fears.Large-cap stocks were hit particularly hard.For example,the S&P 500 Index(R) lost 5.02% for the month of January.The Fed raised rates twice during the first quarter,on February 2 and again on March 21.In response to interest-rate concerns and uncertainty about the growth of the economy,investors began to shun high-flying new economy stocks and returned to more value-oriented old economy stocks.After falling in January and February, the Index rebounded 9.78% in March,returning 2.29% for the first quarter.

The trend toward market volatility continued into the second quarter.On April 3,a court ruled against Microsoft,a holding of the Fund,

--------------------------------------------------------------------------------
The [S&P 500 Stock] Index endured one of the most volatile environments in history,created by inflation worries and three interest-rate increases by the Federal Reserve Board...
--------------------------------------------------------------------------------

________________________________________________________________________________

/1/ "Standard & Poor's(R)," "S&P(R)," "S&P 500(R)," "Standard & Poor's 500(R),"
    and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Strong Index 500 Fund, a series of Strong Equity Funds, Inc. The Strong Index 500 Fund is not sponsored, endorsed, sold, or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the Fund.

/2/ Average annual total return and total return measure change in the value of an investment in the Fund, assuming reinvestment of all dividends and capital gains. Average annual total return reflects annualized change, while total return reflects aggregate change and is not annualized.

in an antitrust lawsuit, causing the stock to plunge 14.47% for the day and triggering a sell-off among technology stocks. The sell-off continued with the release of higher-than-expected economic figures in mid-April. A widely anticipated 0.50% interest-rate increase on May 16, combined with suggestions of further hikes, sent prices lower. Finally, in June, relief came in the form of lower-than-expected numbers for both the consumer price index and the producer price index. The Fed left rates unchanged, and the S&P 500(R) recovered 2.46% for the month, finishing the quarter down 2.66%.

Growth stocks were alternately in and out of favor during the first half of the year, at times losing ground to value stocks. However, growth outpaced value for the first half, returning 2.58% compared to value stocks' -4.07% return.

The Fund will continue to attempt to track the S&P 500 Index(R) as closely as possible by investing in the same companies that make up the Index.

                    GROWTH OF AN ASSUMED $10,000 INVESTMENT
                            From 5-1-97 to 6-30-00

                                    [GRAPH]

            The Strong Index 500 Fund     S&P 500 Stock Index/3/     Lipper S&P 500 Funds Index/3/
Apr 97               $10,000                     $10,000                        $10,000
Jun 97               $11,110                     $11,121                        $11,117
Dec 97               $12,263                     $12,297                        $12,281
Jun 98               $14,392                     $14,476                        $14,433
Dec 98               $15,708                     $15,812                        $15,762
Jun 99               $17,589                     $17,770                        $17,676
Dec 99               $18,908                     $19,139                        $19,011
Jun 00               $18,771                     $19,058                        $18,897


    This graph, provided in accordance with SEC regulations, compares a $10,000 investment in the Fund, made at its inception, with a similar investment in the Standard & Poor's 500 Stock Index(R) ("S&P 500") and the Lipper S&P 500 Funds Index. Results include the reinvestment of all dividends and capital gains distributions. Performance is historical and does not represent future results. Investment returns and principal value vary, and you may have a gain or loss when you sell shares.

/+/ The S&P 500 Index(R) figure tracks the Strong Index 500 Fund and the Lipper
    S&P 500 Funds Index figure so closely that its results are not discernible on the graph.

Your Fund's
approach

The Strong Index 500 Fund seeks to replicate as closely as practicable, before fees and expenses, the capitalization-weighted total return of the S&P 500 Index. The Fund invests in all of the securities that make up the S&P 500 Index in proportions that match the weightings of that index.

--------------------------------------------------------------------------------

Market
highlights

 .  After a five-year run of annual returns exceeding 20%, the S&P 500 Stock
   Index(R) stumbled during the first half of 2000 as market volatility increased.

 . Interest-rate and economic-data concerns and a high-profile antitrust lawsuit drove market movements during this period.

 . Growth stocks were alternately in and out of favor during the first half of the year, at times losing ground to value stocks.

--------------------------------------------------------------------------------

/3/ The S&P 500 Stock Index(R) is an unmanaged index generally representative of the U.S. stock market. The Lipper S&P 500 Funds Index is an equally weighted performance index of the largest qualifying funds in this Lipper category. Source of the S&P index data is Standard & Poor's Micropal. Source of the Lipper index data is Lipper Inc.

    Strong Capital Management, Inc. has voluntarily waived portions of its fees or has reimbursed expenses to the Fund, which has reduced operating expenses for shareholders. Without this reduction, the Fund's returns would have been lower.

STRONG INDEX 500 FUND
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES

June 30, 2000 (Unaudited)

Assets:
  Investment in S&P 500 Index Master Portfolio, at Value (Note 1)         $187,177,704
  Receivable for Fund Shares Sold                                              226,066
  Due from SCMI                                                                 62,744
  Other Assets                                                                  30,693
                                                                          ------------
  Total Assets                                                             187,497,207

Liabilities:
  Payable for Fund Shares Redeemed                                             212,100
  Due to SCMI                                                                   54,997
  Accrued Operating Expenses and Other Liabilities                              56,531
                                                                          ------------
  Total Liabilities                                                            323,628
                                                                          ------------
Net Assets                                                                $187,173,579
                                                                          ============

Net Assets Consist of:
  Capital Stock (par value and paid-in capital)                           $147,510,772
  Undistributed Net Investment Income                                          970,192
  Undistributed Net Realized Gain                                           31,503,947
  Net Unrealized Appreciation on Investments                                 7,188,668
                                                                          ------------
  Net Assets                                                              $187,173,579
                                                                          ============

Capital Shares Outstanding (Unlimited Number Authorized)                    10,433,209

Net Asset Value Per Share                                                 $      17.94
                                                                          ============


4                     See Notes to Financial Statements.

STRONG INDEX 500 FUND
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS

June 30, 2000 (Unaudited)

Net Investment Income Allocated from Master Portfolio:
  Dividend Income                                                          $  1,001,106
  Interest Income                                                               163,187
  Expenses                                                                      (45,031)
                                                                           ------------
  Net Investment Income Allocated from Master Portfolio                       1,119,262

Expenses:
  Shareholder Servicing Fees (Note 3)                                           222,576
  Transfer Agency Fees                                                          266,817
  Reports to Shareholders                                                        47,932
  Other                                                                          47,287
                                                                           ------------
  Total Expenses before Waivers and Absorptions                                 584,612
  Voluntary Expense Waivers and Absorptions by SCMI                            (226,082)
                                                                           ------------
  Expenses, Net                                                                 358,530
                                                                           ------------
Net Investment Income                                                           760,732

Realized and Unrealized Gain (Loss) Allocated from Master Portfolio:
  Net Realized Gain on Investments                                           30,777,133
  Net Change in Unrealized Appreciation/Depreciation on Investments         (32,751,416)
                                                                           ------------

Net Loss Allocated from Master Portfolio                                     (1,974,283)
                                                                           ------------

Net Decrease in Net Assets Resulting from Operations                       ($ 1,213,551)
                                                                           ============

                      See Notes to Financial Statements.                       5

STRONG INDEX 500 FUND
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                                         Six Months Ended     Period Ended       Year Ended
                                                                           June 30, 2000     Dec. 31, 1999     Feb. 28, 1999
                                                                         ----------------    --------------    -------------
                                                                            (Unaudited)         (Note 1)
Operations:
  Net Investment Income                                                    $     760,732      $   1,450,447    $     900,410
  Net Realized Gain                                                           30,777,133          3,311,136        1,173,696
  Net Change in Unrealized Appreciation/Depreciation                         (32,751,416)        25,053,893       11,546,437
                                                                           -------------      -------------    -------------
  Net Increase (Decrease) in Net Assets Resulting from Operations             (1,213,551)        29,815,476       13,620,543

Distributions:
  From Net Investment Income                                                          --         (1,457,567)        (734,711)
  From Net Realized Gains                                                             --         (3,812,545)          (7,666)
                                                                           -------------      -------------    -------------
  Total Distributions                                                                 --         (5,270,112)        (742,377)

Transactions in Shares of Beneficial Interest:
  Proceeds from Shares Sold                                                   42,802,880         62,095,473      120,131,919
  Proceeds from Reinvestment of Distributions                                         --          5,160,761          722,710
  Payment for Shares Redeemed                                                (40,274,910)       (45,065,070)     (26,706,110)
                                                                           -------------      -------------    -------------
  Net Increase in Net Assets from Beneficial Interest Transactions             2,527,970         22,191,164       94,148,519
                                                                           -------------      -------------    -------------
Total Increase in Net Assets                                                   1,314,419         46,736,528      107,026,685

Net Assets:
  Beginning of Period                                                        185,859,160        139,122,632       32,095,947
                                                                           -------------      -------------    -------------
  End of Period                                                            $ 187,173,579      $ 185,859,160    $ 139,122,632
                                                                           =============      =============    =============

Transactions in Shares of the Fund:
  Sold                                                                         2,445,403          3,712,450        8,336,831
  Issued in Reinvestment of Distributions                                             --            286,868           47,136
  Redeemed                                                                    (2,299,995)        (2,652,661)      (1,880,932)
                                                                           -------------      -------------    -------------
  Net Increase in Shares of the Fund                                             145,408          1,346,657        6,503,035
                                                                           =============      =============    =============

6                     See Notes to Financial Statements.

STRONG INDEX 500 FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

June 30, 2000 (Unaudited)

1.   Organization

     The Strong Index 500 Fund (the "Fund") commenced operations on May 1, 1997 and is a diversified series of the Strong Equity Funds, Inc., an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund invests all of its assets in the S&P 500 Index Master Portfolio (the "Master Portfolio") of Master Investment Portfolio ("MIP"), an open-end management investment company registered under the Investment Company Act of 1940, rather than in a portfolio of securities. The Master Portfolio has substantially the same investment objective as the Fund. Barclays Global Fund Advisors serves as Investment Advisor for the Master Portfolio. The financial statements of the Master Portfolio, including the schedule of investments in securities, are contained elsewhere in this report and should be read in conjunction with the Fund's financial statements.

     During 1999, the Board of Directors of the Strong Index 500 Fund approved changing the Fund's fiscal year-end from February 28th to December 31st.

2.   Significant Accounting Policies

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

     (A) Security Valuation -- The value of the Fund's investment in the Master Portfolio reflects the Fund's interest of 4.90% in the net assets of the Master Portfolio at June 30, 2000. Valuation of securities held by the Master Portfolio is discussed in Note 1 of the Master Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

     (B) Federal Income and Excise Taxes and Distributions to Shareholders -- The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders in a manner which results in no tax cost to the Fund. Therefore, no federal income or excise tax provision is required.

          Net investment income or net realized gains for financial statement purposes may differ from the characterization for federal income tax purposes due to differences in the recognition of income and expense items for financial statement and tax purposes. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

          The Fund generally pays dividends from net investment income and distributes any net capital gains that it realizes annually.

     (C) Accounting for Investments -- The Fund earns income daily, net of Master Portfolio expenses, based on its investment in the Master Portfolio. All of the net investment income and realized and unrealized gain or loss of the Master Portfolio is allocated pro rata, based on respective ownership interests, among the Fund and the other investors in the Master Portfolio at the time of such determination. Dividend income and other distributions from portfolio securities are recorded on the ex-dividend date. Interest income is accrued daily.

     (D) Expenses -- The Fund bears all costs of its operations other than expenses specifically assumed by Strong Capital Management, Inc. ("SCMI"), the Fund's shareholder servicing agent, transfer agent and dividend-disbursing agent. Expenses incurred by the Master Portfolio are allocated pro rata to the Fund.

     (E) Use of Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in these financial statements. Actual results could differ from those estimates.

3.   Related Party Transactions

     SCMI provides shareholder recordkeeping and related services to the Fund. For these services, the Fund pays SCMI a fee at an annual rate of 0.25% of the Fund's average daily net assets. Certain fees have been waived or absorbed by SCMI for the six months ended June 30, 2000. Waived or absorbed fees continue at the discretion of SCMI. SCMI also allocates to the Fund certain charges or credits resulting from transfer agency banking activities based on the Fund's level of subscription and redemption activity. Charges allocated to the Fund by SCMI are included in Other Expenses in the Fund's Statement of Operations. Credits allocated by SCMI serve to reduce the shareholder servicing expenses incurred by the Fund and are reported as Fees Paid Indirectly by SCMI in the Fund's Statement of Operations. In addition, SCMI is compensated for certain other services related to costs incurred for reports to shareholders. The amount payable to SCMI at June 30, 2000, shareholder servicing and other expenses paid to SCMI, and unaffiliated directors' fees for the six months then ended were $49,555, $223,686, and $3,335, respectively.

STRONG INDEX 500 FUND
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS


                                                                                                   Period Ended
                                                                               --------------------------------------------------
                                                                               June 30,     Dec. 31,     Feb. 28,       Feb. 28,
Selected Per-Share Data/(a)/                                                   2000/(b)/    1999/(c)/      1999         1998/(d)/
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                           $  18.07     $  15.56     $  13.16        $ 10.00

Income From Investment Operations:
  Net Investment Income                                                            0.07         0.15         0.13           0.11
  Net Realized and Unrealized Gains (Losses) on Investments                       (0.20)        2.89         2.39           3.15
---------------------------------------------------------------------------------------------------------------------------------
  Total from Investment Operations                                                (0.13)        3.04         2.52           3.26

Less Distributions:
  From Net Investment Income                                                         --        (0.15)       (0.12)         (0.09)
  From Net Realized Gains                                                            --        (0.38)       (0.00)/(e)/    (0.01)
---------------------------------------------------------------------------------------------------------------------------------
  Total Distributions                                                                --        (0.53)       (0.12)         (0.10)
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                                 $  17.94     $  18.07     $  15.56        $ 13.16
=================================================================================================================================

Ratios and Supplemental Data
---------------------------------------------------------------------------------------------------------------------------------
  Total Return                                                                     -0.7%       +19.5%       +19.2%         +32.7%
  Net Assets, End of Period (In Thousands)                                     $187,174     $185,859     $139,123        $32,096
  Ratio of Expenses to Average Net Assets Without Waivers and Absorptions          0.70%*       0.69%*       0.73%          1.53%*
  Ratio of Expenses to Average Net Assets                                          0.45%*       0.45%*       0.45%          0.44%*
  Ratio of Net Investment Income to Average Net Assets                             0.85%*       1.04%*       1.18%          1.43%*
  Portfolio Turnover Rate/(f)/                                                        4%           7%          11%             6%

 *  Calculated on an annualized basis.
(a) Information presented relates to a share of capital stock of the Fund outstanding for the entire period.
(b) For the six months ended June 30,2000 (unaudited).
(c) In 1999, the Fund changed its fiscal year-end from February to December (Note 1).
(d) For the period from May 1,1997 (inception) to February 28,1998.
(e) Amount calculated is less than $0.01.
(f) This rate represents the portfolio turnover rate of the S&P 500 Index Master Portfolio.

8                     See Notes to Financial Statements.

MASTER INVESTMENT PORTFOLIO - S&P 5 0 0 INDEX MASTER PORTFOLIO
--------------------------------------------------------------------------------
Schedule of Investments                                June 30, 2000 (Unaudited)


Security Name                                           Shares         Value
--------------------------------------------------------------------------------
Common Stocks 96.53%
Advertising 0.25%
Interpublic Group of Companies Inc.                     88,983    $  3,826,269
Omnicom Group Inc.                                      52,409       4,667,677
Young & Rubicam Inc.                                    21,250       1,215,234
                                                                  ------------
                                                                     9,709,180

Aerospace/Defense 0.99%
Boeing Co.                                             267,657      11,191,408
General Dynamics Corp.                                  59,166       3,091,423
Goodrich (B.F.) Co.                                     31,653       1,078,180
Honeywell International Inc.                           235,506       7,933,608
Lockheed Martin Corp.                                  118,063       2,929,438
Northrop Grumman Corp.                                  20,579       1,363,359
Raytheon Co."B"                                        100,313       1,931,025
United Technologies Corp.                              138,858       8,175,265
                                                                  ------------
                                                                    37,693,706

Airlines 0.17%
AMR Corp.+                                              44,117       1,166,343
Delta Air Lines Inc.                                    36,167       1,828,694
Southwest Airlines Co.                                 146,387       2,772,204
US Airways Group Inc.+                                  19,665         766,935
                                                                  ------------
                                                                     6,534,176

Apparel 0.13%
Liz Claiborne Inc.                                      16,121         568,265
Nike Inc."B"                                            80,682       3,212,152
Reebok International Ltd.+                              16,696         266,093
Russell Corp.                                            9,607         192,140
VF Corp.                                                33,740         803,434
                                                                  ------------
                                                                     5,042,084

Auto Manufacturers 0.68%
Ford Motor Co.                                         355,660      15,293,380
General Motors Corp."A"                                157,839       9,164,527
Navistar International Corp.+                           18,266         567,388
PACCAR Inc.                                             22,623         897,850
                                                                  ------------
                                                                    25,923,145

Auto Parts & Equipment 0.18%
Cooper Tire & Rubber Co.                                21,817         242,714
Dana Corp.                                              44,980         953,014
Delphi Automotive Systems Corp.                        166,161       2,419,720
Goodyear Tire & Rubber Co.                              46,125         922,500
TRW Inc.                                                36,427       1,580,021
Visteon Corp.+                                          46,568         564,634
                                                                  ------------
                                                                     6,682,603

Banks 4.37%
Amsouth Bancorp                                        115,902       1,825,457
Bank of America Corp.                                  488,955      21,025,065
Bank of New York Co.Inc.                               217,656      10,121,004
Bank One Corp.                                         338,401       8,988,777
BB&T Corp.                                             102,884       2,456,356
Charter One Financial Inc.                              61,800       1,421,400
Chase Manhattan Corp.                                  364,952      16,810,602
Comerica Inc.                                           46,138       2,070,443
Fifth Third Bancorp                                     91,408       5,781,556
First Union Corp.                                      289,342       7,179,298
Firstar Corp.                                          286,181       6,027,687
FleetBoston Financial Corp.                            265,918       9,041,212
Golden West Financial Corp.                             46,604       1,902,026
Huntington Bancshares Inc.                              65,477       1,035,355
KeyCorp                                                128,259       2,260,565
Mellon Financial Corp.                                 144,933       5,280,996
Morgan (J.P.) & Co.Inc.                                 47,939       5,279,282
National City Corp.                                    178,864       3,051,867
Northern Trust Corp.                                    65,596       4,267,840
Old Kent Financial Corp.                                40,530       1,084,177
PNC Bank Corp.                                          85,645       4,014,609
Regions Financial Corp.                                 65,133       1,294,518
SouthTrust Corp.                                        49,639       1,123,082
State Street Corp.                                      47,492       5,037,120
Summit Bancorp                                          51,906       1,278,185
SunTrust Banks Inc.                                     89,242       4,077,244
Synovus Financial Corp.                                 83,331       1,468,709
U.S.Bancorp                                            221,809       4,269,823
Union Planters Corp.                                    39,895       1,114,567
Wachovia Corp.                                          59,690       3,238,182
Washington Mutual Inc.                                 161,622       4,666,835
Wells Fargo & Company                                  475,374      18,420,742
                                                                  ------------
                                                                   166,914,581

Beverages 1.95%
Anheuser-Busch Companies Inc.                          133,274       9,953,902
Brown-Forman Corp."B"                                   20,210       1,086,287
Coca-Cola Co.                                          730,291      41,946,089
Coca-Cola Enterprises                                  124,098       2,024,349
Coors (Adolph) Company "B"                              10,832         655,336
PepsiCo Inc.                                           425,204      18,895,003
                                                                  ------------
                                                                    74,560,966

Biotechnology 0.63%
Amgen Inc.+                                            302,912      21,279,568
Biogen Inc.+                                            43,850       2,828,325
                                                                  ------------
                                                                    24,107,893

Building Materials 0.11%
Armstrong Holdings Inc.                                 11,893         182,112
Masco Corp.                                            132,383       2,391,168
Owens Corning                                           16,386         151,570
Vulcan Materials Co.                                    29,770       1,270,807
                                                                  ------------
                                                                     3,995,657

Chemicals 0.86%
Air Products & Chemicals Inc.                           67,659       2,084,743
Ashland Inc.                                            20,837         730,597
Dow Chemical Co.                                       199,424       6,020,112
Du Pont (E.I.) de Nemours                              309,057      13,521,244
Eastman Chemical Co.                                    22,582       1,078,290
Engelhard Corp.                                         37,703         643,307
Grace (W.R.) & Company+                                 19,928         241,627
Great Lakes Chemical Corp.                              16,041         505,291
Hercules Inc.                                           31,616         444,600
Praxair Inc.                                            46,501       1,740,881
Rohm & Haas Co."A"                                      64,196       2,214,762
Sherwin-Williams Co.                                    48,277       1,022,869
Sigma-Aldrich Corp.                                     25,191         736,837
Union Carbide Corp.                                     39,767       1,968,466
                                                                  ------------
                                                                    32,953,626

Commercial Services 0.48%
Block (H & R) Inc.                                      28,977         938,130
Cendant Corp.+                                         212,779       2,978,906
Convergys Corp.+                                        45,200       2,344,750
Deluxe Corp.                                            21,374         503,625
Donnelley (R.R.) & Sons Co.                             35,965         811,460
Dun & Bradstreet Corp.                                  47,696       1,365,298
Ecolab Inc.                                             38,220       1,492,969
Equifax Inc.                                            41,646       1,093,207
McKesson HBOC Inc.                                      83,116       1,740,241
Paychex Inc.                                           109,551       4,601,142
Quintiles Transnational Corp.+                          34,000         480,250
                                                                  ------------
                                                                    18,349,978

Computers 11.17%
Adaptec Inc.+                                           30,700         698,425
Apple Computer Inc.+                                    95,992       5,027,581
Cabletron Systems+                                      53,807       1,358,627
Ceridian Corp.+                                         42,803       1,029,947
Cisco Systems Inc.+                                  2,052,472     130,460,252
Compaq Computer Corp.                                  500,962      12,805,841
Computer Sciences Corp.+                                49,381       3,688,143
Dell Computer Corp.+                                   759,796      37,467,440

MASTER INVESTMENT PORTFOLIO - S&P 500 INDEX MASTER PORTFOLIO
--------------------------------------------------------------------------------
Schedule of Investments (continued)                    June 30, 2000 (Unaudited)

Security Name                                        Shares           Value
--------------------------------------------------------------------------------
Electronic Data Systems Corp.                       137,448    $   5,669,730
EMC Corporation+                                    640,258       49,259,850
Gateway Inc.+                                        94,998        5,391,136
Hewlett-Packard Co.                                 295,134       36,854,858
International Business Machines Corp.               523,099       57,312,034
Lexmark International Group Inc."A"+                 38,175        2,567,269
NCR Corp.+                                           28,050        1,092,197
Network Appliance Inc.+                              89,850        7,232,925
Sapient Corp.+                                       17,300        1,850,019
Seagate Technology Inc.+                             67,076        3,689,180
Sun Microsystems Inc.+                              468,086       42,566,571
3Com Corp.+                                         103,468        5,962,344
Unisys Corp.+                                        91,975        1,339,386
Veritas Software Corp.+                             115,309       13,031,716
                                                               -------------
                                                                 426,355,471
Cosmetics/Personal Care 1.49%
Alberto-Culver Co."B"                                16,427          502,050
Avon Products Inc.                                   70,093        3,119,138
Colgate-Palmolive Co.                               170,134       10,186,773
Gillette Co.                                        307,983       10,760,156
International Flavors & Fragrances Inc               30,348          916,130
Kimberly-Clark Corp.                                163,941        9,406,115
Procter & Gamble Co.                                385,931       22,094,550
                                                               -------------
                                                                  56,984,912
Distribution/Wholesale 0.16%
Costco Wholesale Corp.+                             131,776        4,348,608
Genuine Parts Co.                                    52,188        1,043,760
Grainger (W.W.) Inc.                                 27,673          852,674
                                                               -------------
                                                                   6,245,042
Diversified Financial Services 5.12%
American Express Co.                                394,141       20,544,600
Associates First Capital Corp.                      214,910        4,795,179
Bear Stearns Companies Inc.                          32,599        1,356,933
Capital One Financial Corp.                          57,740        2,576,648
Citigroup Inc.                                      995,704       59,991,166
Countrywide Credit Industries Inc.                   33,474        1,014,681
Federal Home Loan Mortgage Corporation              205,111        8,306,995
Federal National Mortgage Association               297,183       15,509,238
Franklin Resources Inc.                              71,881        2,183,385
Household International Inc.                        139,616        5,802,790
Lehman Brothers Holdings Inc.                        35,675        3,373,517
MBNA Corp.                                          236,525        6,415,741
Merrill Lynch & Co.Inc.                             114,437       13,160,255
Morgan Stanley Dean Witter & Co.                    333,984       27,804,168
Paine Webber Group Inc.                              43,004        1,956,682
Price (T.Rowe) Associates                            35,650        1,515,125
Providian Financial Corp.                            42,059        3,785,310
Schwab (Charles) Corp.                              401,777       13,509,752
SLM Holding Corp.                                    46,234        1,730,885
                                                               -------------
                                                                 195,333,050
Electric 1.58%
AES Corp.+                                          125,810        5,740,081
Ameren Corp.                                         40,466        1,365,727
American Electric Power Inc.                         94,948        2,812,835
Cinergy Corp.                                        46,911        1,193,299
CMS Energy Corp.                                     32,343          715,589
Consolidated Edison Inc.                             62,520        1,852,155
Constellation Energy Group Inc.                      44,110        1,436,332
CP&L Energy Inc.                                     47,126        1,505,087
Dominion Resources Inc.                              70,218        3,010,597
DTE Energy Co.                                       42,110        1,286,987
Duke Energy Corp.                                   108,456        6,114,207
Edison International                                 98,024        2,009,492
Entergy Corp.                                        67,882        1,845,542
FirstEnergy Corp.                                    68,161        1,593,263
Florida Progress Corp.                               29,108        1,364,438
FPL Group Inc.                                       52,606        2,603,997
GPU Inc.                                             35,807          969,027
New Century Energies Inc.                            34,343        1,030,290
Niagara Mohawk Holdings Inc.+                        50,880          709,140
Northern States Power Co.                            46,395          936,599
PECO Energy Co.                                      50,048        2,017,560
PG&E Corp.                                          113,712        2,800,158
Pinnacle West Capital Corp.                          25,000          846,875
PP&L Resources Inc.                                  42,577          934,033
Public Service Enterprise Group Inc.                 63,813        2,209,525
Reliant Energy Inc.                                  87,234        2,578,855
Southern Co.                                        191,400        4,462,013
TXU Corporation                                      77,811        2,295,424
Unicom Corp.                                         52,448        2,029,082
                                                                ------------
                                                                  60,268,209
Electrical Components & Equipment 0.33%
American Power Conversion Corp.+                     57,200        2,334,475
Emerson Electric Co.                                125,932        7,603,145
Molex Inc.                                           57,850        2,784,031
                                                                ------------
                                                                  12,721,651
Electronics 1.44%
Agilent Technologies Inc.+                          133,393        9,837,734
Analog Devices Inc.+                                104,380        7,932,880
Johnson Controls Inc.                                25,308        1,298,617
Linear Technology Corp.                              91,800        5,869,462
Maxim Integrated Products Inc.+                      83,400        5,665,987
Millipore Corp.                                      13,625        1,026,984
Parker Hannifin Corp.                                33,031        1,131,312
PE Corp.(Biosystems Group)                           61,422        4,046,174
PerkinElmer Inc.                                     14,448          955,374
Sanmina Corp.+                                       43,750        3,740,625
Solectron Corp.+                                    175,954        7,368,074
Tektronix Inc.                                       14,210        1,051,540
Teradyne Inc.+                                       51,090        3,755,115
Thermo Electron Corp.+                               46,003          968,938
Thomas & Betts Corp.                                 17,143          327,860
                                                                ------------
                                                                  54,976,676
Engineering & Construction 0.02%
Fluor Corp.                                          22,558          713,407
                                                                ------------
                                                                     713,407
Entertainment 0.02%
Harrah's Entertainment Inc.+                         36,015          754,064
                                                                ------------
                                                                     754,064
Environmental Control 0.11%
Allied Waste Industries Inc.+                        55,715          557,150
Waste Management Inc.                               183,268        3,482,092
                                                                ------------
                                                                   4,039,242
Food 1.86%
Albertson's Inc.                                    124,976        4,155,452
Archer-Daniels-Midland Co.                          177,683        1,743,514
Bestfoods                                            80,962        5,606,618
Campbell Soup Co.                                   124,661        3,630,752
ConAgra Inc.                                        145,231        2,768,466
General Mills Inc.                                   86,036        3,290,877
Great Atlantic & Pacific Tea Co.                     11,288          187,663
Heinz (H.J.) Co.                                    103,902        4,545,713
Hershey Foods Corp.                                  40,435        1,968,679
Kellogg Co.                                         119,649        3,559,558
Kroger Co.+                                         246,360        5,435,318
Nabisco Group Holdings Corp."A"                      96,363        2,499,415
Quaker Oats Co.                                      38,658        2,904,182
Ralston Purina Co.                                   90,546        1,805,261
Safeway Inc.+                                       146,509        6,611,219
Sara Lee Corp.                                      256,527        4,954,178
Super Value Inc.                                     38,779          739,225
Sysco Corp.                                          98,312        4,141,393
Unilever NV                                         168,689        7,253,627
Winn-Dixie Stores Inc.                               42,658          610,543
Wrigley William Jr.Co.                               33,637        2,697,267
                                                                ------------
                                                                  71,108,920

________________________________________________________________________________
Schedule of Investments (continued)                    June 30, 2000 (Unaudited)

Security Name                                      Shares          Value
--------------------------------------------------------------------------------
Forest Products & Paper 0.37%
Boise Cascade Corp.                                16,843    $     435,813
Fort James Corp.                                   60,728        1,404,335
Georgia-Pacific Corp.                              50,289        1,320,086
International Paper Co.                           142,526        4,249,056
Louisiana-Pacific Corp.                            30,771          334,635
Mead Corp.                                         30,346          766,236
Potlatch Corp.                                      8,471          280,602
Temple-Inland Inc.                                 15,437          648,354
Westvaco Corp.                                     29,713          737,254
Weyerhaeuser Co.                                   68,695        2,953,885
Willamette Industries Inc.                         32,672          890,312
                                                             -------------
                                                                14,020,568
Gas 0.07%
Eastern Enterprises                                 8,032          506,016
NICOR Inc.                                         13,745          448,431
ONEOK Inc.                                          8,584          222,648
Peoples Energy Corp.                               10,459          338,610
Sempra Energy                                      60,279        1,024,743
                                                             -------------
                                                                 2,540,448
Hand/Machine Tools 0.05%
Black & Decker Corp.                               25,127          987,805
Snap-On Inc.                                       17,253          459,361
Stanley Works (The)                                25,902          615,172
                                                             -------------
                                                                 2,062,338

Health Care 2.54%
Allergan Inc.                                      38,250        2,849,625
Bard (C.R.) Inc.                                   14,878          716,004
Bausch & Lomb Inc.                                 15,621        1,208,675
Baxter International Inc.                          85,621        6,020,227
Becton Dickinson & Co.                             74,461        2,136,100
Biomet Inc.                                        34,868        1,340,239
Boston Scientific Corp.+                          120,321        2,639,542
Guidant Corp.+                                     90,411        4,475,344
HCA - The Healthcare Company                      164,536        4,997,781
Healthsouth Corp.+                                113,709          817,283
Humana Inc.+                                       49,704          242,307
Johnson & Johnson                                 410,347       41,804,101
Mallinckrodt Group Inc.                            19,824          861,105
Manor Care Inc.+                                   30,186          211,302
Medtronic Inc.                                    353,156       17,591,583
St.Jude Medical Inc.+                              24,753        1,135,544
Tenet Healthcare Corp.                             92,273        2,491,371
UnitedHealth Group Inc.                            47,903        4,107,682
Wellpoint Health Networks Inc.+                    18,355        1,329,590
                                                             -------------
                                                                96,975,405
Holding Companies-Diversified 0.20%
Seagram Co.Ltd.                                   128,787        7,469,646
                                                             -------------
                                                                 7,469,646
Home Builders 0.03%
Centex Corp.                                       17,515          411,602
Kaufman & Broad Home Corp.                         14,179          280,921
Pulte Corp.                                        12,137          262,463
                                                             -------------
                                                                   954,986
Home Furnishings 0.07%
Leggett & Platt Inc.                               58,000          957,000
Maytag Corp.                                       23,111          852,218
Whirlpool Corp.                                    21,581        1,006,214
                                                             -------------
                                                                 2,815,432

Household Products/Wares 0.24%
American Greetings Corp."A"                        19,020          361,380
Avery Dennison Corp.                               33,083        2,220,696
Clorox Co.                                         69,302        3,105,596
Fortune Brands Inc.                                46,748        1,078,126
Newell Rubbermaid Inc.                             78,590        2,023,693
Tupperware Corp.                                   17,021          374,462
                                                             -------------
                                                                 9,163,953
Insurance 2.84%
Aetna Inc.                                         41,589        2,669,494
AFLAC Inc.                                         78,282        3,596,079
Allstate Corp.                                    219,699        4,888,303
American General Corp.                             73,323        4,472,703
American International Group                      454,825       53,441,938
AON Corp.                                          75,472        2,344,334
Chubb Corp.                                        51,669        3,177,643
CIGNA Corp.                                        48,077        4,495,199
Cincinnati Financial Corp.                         47,444        1,491,521
Conseco Inc.                                       95,946          935,473
Hartford Financial Services Group Inc.             63,362        3,544,312
Jefferson-Pilot Corp.                              30,464        1,719,312
Lincoln National Corp.                             56,547        2,042,760
Loews Corp.                                        29,113        1,746,780
Marsh & McLennan Companies Inc.                    79,585        8,311,659
MBIA Inc.                                          29,039        1,399,317
MGIC Investment Corp.                              31,231        1,421,010
Progressive Corporation                            21,575        1,596,550
SAFECO Corp.                                       37,622          747,737
St.Paul Companies Inc.                             62,543        2,134,280
Torchmark Corp.                                    37,786          932,842
UNUMProvident Corp.                                70,960        1,423,635
                                                             -------------
                                                               108,532,881
Iron/Steel 0.05%
Allegheny Technologies Inc.                        24,570          442,260
Bethlehem Steel Corp.+                             39,001          138,941
Nucor Corp.                                        25,074          832,143
USX-U.S.Steel Group Inc.                           26,033          483,238
                                                             -------------
                                                                 1,896,582
Leisure Time 0.22%
Brunswick Corp.                                    25,932          429,499
Carnival Corp."A"                                 178,339        3,477,610
Harley-Davidson Inc.                               89,600        3,449,600
Sabre Holdings Corp.                               38,105        1,085,993
                                                             -------------
                                                                 8,442,702
Lodging 0.09%
Hilton Hotels Corp.                               108,662        1,018,706
Marriott International Inc.                        70,733        2,550,809
                                                             -------------
                                                                 3,569,515
Machinery 0.34%
Briggs & Stratton Corp.                            6,622           226,803
Caterpillar Inc.                                  102,878        3,484,992
Cummins Engine Company Inc.                        12,200          332,450
Deere & Co.                                        69,077        2,555,849
Dover Corp.                                        59,863        2,428,193
Ingersoll-Rand Co.                                 47,786        1,923,387
McDermott International Inc.                       17,706          156,034
Rockwell International Corp.                       55,445        1,746,517
                                                             -------------
                                                                12,854,225
Manufacturers 6.08%
Cooper Industries Inc.                             27,520          896,120
Corning Inc.                                       81,353       21,955,141
Crane Co.                                          17,843          433,808
Danaher Corp.                                      41,806        2,066,784
Eastman Kodak Co.                                  91,441        5,440,740
Eaton Corp.                                        21,496        1,440,232
FMC Corp.+                                          8,992          521,536
General Electric Co.                            2,919,108      154,712,724
Illinois Tool Works Inc.                           88,936        5,069,352
ITT Industries Inc.                                25,973          788,930
Minnesota Mining & Manufacturing Co.              116,771        9,633,608
National Service Industries Inc.                   11,998          233,961
Pall Corp.                                         36,449          674,307
Polaroid Corp.                                     13,220          238,786
PPG Industries Inc.                                51,394        2,277,397
Textron Inc.                                       42,584        2,312,844
Tyco International Ltd.                           498,078       23,596,445
                                                             -------------
                                                               232,292,715

MASTER INVESTMENT PORTFOLIO - S&P 500 INDEX MASTER PORTFOLIO
-------------------------------------------------------------------------------
Schedule of Investments (continued)                   June 30, 2000 (Unaudited)

Security Name                                         Shares           Value
-------------------------------------------------------------------------------
Media 3.14%
Clear Channel Communications Inc.+                   100,045      $   7,503,375
Comcast Corp."A"+                                    264,908         10,728,774
Disney (Walt) Co.                                    613,024         23,792,994
Dow Jones & Co.Inc.                                   26,136          1,914,462
Gannett Co.Inc.                                       78,630          4,703,057
Harcourt General Inc.                                 21,181          1,151,717
Knight Ridder Inc.                                    22,948          1,220,547
McGraw-Hill Companies Inc.                            57,345          3,096,630
Meredith Corp.                                        14,947            504,461
New York Times Co."A"                                 50,154          1,981,083
Time Warner Inc.                                     388,170         29,500,920
Tribune Co.                                           91,032          3,186,120
Viacom Inc."B"+                                      449,923         30,679,125
                                                                  -------------
                                                                    119,963,265

Metal Fabricate/Hardware 0.02%
Timken Co.                                            17,951            334,337
Worthington Industries Inc.                           25,390            266,595
                                                                  -------------
                                                                        600,932

Metals-Diversified 0.30%
Alcan Aluminium Ltd.                                  64,565          2,001,515
Alcoa Inc.                                           254,914          7,392,506
Freeport-McMoRan Copper & Gold Inc.+                  47,174            436,360
Inco Ltd.+                                            53,637            824,669
Phelps Dodge Corp.                                    23,201            862,787
                                                                  -------------
                                                                     11,517,837

Mining 0.12%
Barrick Gold Corp.                                   116,748          2,123,354
Homestake Mining Company                              76,835            528,241
Newmont Mining Corp.                                  49,505          1,070,546
Placer Dome Inc.                                      96,556            923,317
                                                                  -------------
                                                                      4,645,458

Office/Business Equipment 0.19%
Pitney Bowes Inc.                                     76,003          3,040,120
Xerox Corp.                                          196,566          4,078,745
                                                                  -------------
                                                                      7,118,865

Oil & Gas Producers 4.74%
Amerada Hess Corp.                                    26,691          1,648,169
Anadarko Petroleum Corp.                              37,795          1,863,766
Apache Corp.                                          33,597          1,975,924
Burlington Resources Inc.                             63,478          2,428,034
Chevron Corp.                                        192,401         16,318,010
Coastal Corp.                                         63,110          3,841,821
Conoco Inc.                                          184,185          4,524,044
Exxon Mobil Corp.                                  1,027,075         80,625,388
Kerr-McGee Corp.                                      27,824          1,639,877
Occidental Petroleum Corp.                           108,734          2,290,210
Phillips Petroleum Co.                                74,887          3,795,835
Rowan Companies Inc.+                                 27,675            840,628
Royal Dutch Petroleum Co.                            632,674         38,948,993
Sunoco Inc.                                           26,137            769,408
Texaco Inc.                                          162,900          8,674,425
Tosco Corp.                                           42,650          1,207,528
Transocean Sedco Forex Inc.                           62,068          3,316,759
Union Pacific Resources Group                         74,333          1,635,326
Unocal Corp.                                          71,663          2,373,837
USX-Marathon Group Inc.                               91,977          2,305,174
                                                                  -------------
                                                                    181,023,156

Oil & Gas Services 0.57%
Baker Hughes Inc.                                     97,458          3,118,656
Halliburton Co.                                      131,018          6,182,412
Schlumberger Ltd.                                    167,942         12,532,672
                                                                  -------------
                                                                     21,833,740

Packaging & Containers 0.09%
Ball Corp.                                             8,780            282,606
Bemis Co.                                             15,708            528,182
Crown Cork & Seal Co.Inc.                             37,841            567,615
Owens-Illinois Inc.+                                  43,219            505,122
Pactiv Corp.+                                         49,825            392,372
Sealed Air Corp.+                                     24,657          1,291,410
                                                                  -------------
                                                                      3,567,307

Pharmaceuticals 8.02%
Abbott Laboratories                                  457,120         20,370,410
ALZA Corp.+                                           30,289          1,790,837
American Home Products Corp.                         384,853         22,610,114
Bristol-Myers Squibb Co.                             581,988         33,900,801
Cardinal Health Inc.                                  81,252          6,012,648
Lilly (Eli) and Company                              333,194         33,277,751
MedImmune Inc.+                                       61,600          4,558,400
Merck & Co.Inc.                                      678,408         51,983,013
Pfizer Inc.                                        1,857,192         89,145,204
Pharmacia & Upjohn Inc.                              374,555         19,359,812
Schering-Plough Corp.                                431,964         21,814,182
Watson Pharmaceutical Inc.+                           28,471          1,530,316
                                                                  -------------
                                                                    306,353,488

Pipelines 0.64%
Columbia Energy Group                                 23,772          1,560,038
EL Paso Energy Corp.                                  68,257          3,476,841
Enron Corp.                                          215,970         13,930,065
Williams Companies Inc.                              130,360          5,434,383
                                                                  -------------
                                                                     24,401,327

Retail 5.29%
AutoZone Inc.+                                        39,456            868,023
Bed Bath & Beyond Inc.+                               41,400          1,500,750
Best Buy Co.Inc.+                                     60,298          3,813,849
Circuit City Stores Inc.                              59,963          1,990,022
Consolidated Stores Corp.+                            32,652            391,824
CVS Corp.                                            115,144          4,605,760
Darden Restaurants Inc.                               36,480            592,800
Dillards Inc."A"                                      27,622            338,370
Dollar General Corp.                                  97,130          1,894,035
Federated Department Stores Inc.+                     63,117          2,130,199
Gap Inc.                                             251,098          7,846,813
Home Depot Inc.                                      682,641         34,089,385
Kmart Corp.+                                         141,959            967,096
Kohls Corp.+                                          96,218          5,352,126
Limited Inc.                                         126,776          2,741,531
Longs Drug Stores Inc.                                11,654            253,475
Lowe's Companies Inc.                                112,790          4,631,439
May Department Stores Co.                             98,073          2,353,752
McDonald's Corp.                                     394,268         12,986,202
Nordstrom Inc.                                        39,715            958,124
Office Depot Inc.+                                    93,299            583,119
Penney (J.C.) Company Inc.                            76,999          1,419,669
RadioShack Corp.                                      55,075          2,609,178
Rite Aid Corp.                                        76,381            501,250
Sears,Roebuck and Co.                                104,024          3,393,783
Staples Inc.+                                        142,879          2,196,765
Starbucks Corp.+                                      54,200          2,069,763
Target Corporation                                   134,574          7,805,292
Tiffany & Co.                                         21,400          1,444,500
TJX Companies Inc.                                    88,503          1,659,431
Toys R Us Inc.+                                       63,825            929,452
Tricon Global Restaurants Inc.+                       43,482          1,228,367
Walgreen Co.                                         297,328          9,570,245
Wal-Mart Stores Inc.                               1,315,010         75,777,451
Wendy's International Inc.                            33,543            597,485
                                                                  -------------
                                                                    202,091,325
Semiconductors 6.15%
Advanced Micro Devices Inc.+                          45,227          3,493,786
Altera Corp.+                                         58,700          5,983,731
Applied Materials Inc.+                              238,236         21,590,138
Conexant Systems Inc.+                                64,150          3,119,294
Intel Corp.                                          988,115        132,098,624

-------------------------------------------------------------------------------
Schedule of Investments (continued)                   June 30, 2000 (Unaudited)

Security Name                                   Shares         Value
-------------------------------------------------------------------------------
KLA-Tencor Corp.+                               54,896     $    3,214,847
LSI Logic Corp.+                                90,558          4,901,452
Micron Technology Inc.+                        163,751         14,420,343
National Semiconductor Corp.+                   52,131          2,958,434
Novellus Systems Inc.+                          38,500          2,177,656
Texas Instruments Inc.                         482,776         33,160,677
Xilinx Inc.+                                    94,800          7,826,925
                                                           --------------
                                                              234,945,907

Software 7.90%
Adobe Systems Inc.                              35,326          4,592,380
America Online Inc.+                           677,842         35,756,166
Autodesk Inc.                                   17,182            596,001
Automatic Data Processing                      185,107          9,914,794
BMC Software Inc.+                              72,084          2,629,942
Citrix Systems Inc.+                            54,640          1,034,745
Computer Associates International Inc.         173,596          8,885,945
Compuware Corp.+                               106,345          1,103,329
First Data Corp.                               121,623          6,035,541
IMS Health Inc.                                 87,683          1,578,294
Mercury Interactive Corp.+                      23,500          2,273,625
Microsoft Corp.+                             1,552,674        124,213,920
Novell Inc.+                                    97,214            899,230
Oracle Corp.+                                  837,472         70,399,990
Parametric Technology Corp.+                    81,453            895,983
PeopleSoft Inc.+                                81,410          1,363,618
Siebel Systems Inc.+                            58,850          9,625,653
Yahoo! Inc.+                                   160,330         19,860,879
                                                           --------------
                                                              301,660,035

Telecommunication Equipment 4.54%
ADC Telecommunications Inc.+                    99,502          8,345,723
Andrew Corp.+                                   23,767            797,680
Comverse Technology Inc.+                       45,050          4,189,650
Lucent Technologies Inc.                       960,833         56,929,355
Motorola Inc.                                  634,980         18,454,106
Nortel Networks Corp.                          873,984         59,649,408
QUALCOMM Inc.+                                 218,596         13,115,760
Scientific-Atlanta Inc.                         46,946          3,497,477
Tellabs Inc.+                                  120,813          8,268,140
                                                           --------------
                                                              173,247,299

Telecommunications 0.96%
Global Crossing Ltd.+                          260,199          6,846,486
Nextel Communications Inc."A"+                 223,764         13,691,560
Sprint Corp. (PCS Group)+                      270,013         16,065,774
                                                           --------------
                                                               36,603,820

Telephone 5.62%
ALLTEL Corp.                                    93,034          5,762,293
AT&T Corp.                                   1,107,175         35,014,417
Bell Atlantic Corp.                            456,085         23,174,819
BellSouth Corp.                                555,119         23,661,947
CenturyTel Inc.                                 41,419          1,190,796
GTE Corp.                                      284,015         17,679,934
SBC Communications Inc.                      1,003,688         43,409,506
Sprint Corp.(FON Group)                        258,680         13,192,680
US West Communications Inc.                    149,780         12,843,635
WorldCom Inc.+                                 844,758         38,753,273
                                                           --------------
                                                              214,683,300

Textiles 0.00%
Springs Industries Inc."A"                       5,242            168,727
                                                           --------------
                                                                  168,727

Tobacco 0.49%
Philip Morris Companies Inc.                   674,720         17,922,250
UST Inc.                                        47,906            703,619
                                                           --------------
                                                               18,625,869

Toys/Games/Hobbies 0.06%
Hasbro Inc.                                     50,812            765,356
Mattel Inc.                                    125,622          1,656,640
                                                           --------------
                                                                2,421,996

Transportation 0.39%
Burlington Northern Santa Fe Corp.             126,334          2,897,786
CSX Corp.                                       64,427          1,365,047
FedEx Corp.+                                    85,557          3,251,166
Kansas City Southern Industries Inc.            32,841          2,912,586
Norfolk Southern Corp.                         113,050          1,681,619
Union Pacific Corp.                             73,080          2,717,663
                                                           --------------
                                                               14,825,867

Trucking & Leasing 0.01%
Ryder System Inc.                               17,510            331,596
                                                           --------------
                                                                  331,596
-------------------------------------------------------------------------
Total Common Stocks (Cost: $2,696,343,153)                  3,686,190,751
-------------------------------------------------------------------------

Security                                           Principal       Value
---------------------------------------------------------------------------
Short Term Instruments 2.71%
Federal Home Loan Mortgage Corporation
  Discount Note, 6.42%, 07/05/00++           18,395,703        18,395,703
Goldman Sachs Financial Square Prime
  Obligation Fund 6.57%, 07/03/00++          56,944,870        56,944,870
Short Term Investment Company
  Liquid Assets Portfolio 6.67%, 07/03/00++  20,300,000        20,300,000
U.S.Treasury Bills
  5.47%, 09/21/00+++ *                        8,150,000         8,047,310
---------------------------------------------------------------------------
Total Short Term Instruments (Cost: $103,688,397)             103,687,883
---------------------------------------------------------------------------

Security                                          Principal        Value
---------------------------------------------------------------------------
Repurchase Agreements 3.09%
Morgan Stanley Tri Party Repurchase
  Agreement, dated 06/30/00, due 07/03/00,
  with a maturity value of $118,102,909
  and an effective yield of 6.30%           118,040,937       118,040,937
---------------------------------------------------------------------------
Total Repurchase Agreements (Cost: $118,040,937)              118,040,937
---------------------------------------------------------------------------
---------------------------------------------------------------------------
Total Investments in Securities
  (Cost $2,918,072,487) 102.33%                             3,907,919,571
Other Assets,Less Liabilities (2.33%)                         (89,114,415)
---------------------------------------------------------------------------
Net Assets 100.00%                                         $3,818,805,156
===========================================================================

+    Non-income earning securities.

++ Represents investment of collateral received from securities lending transactions.See Note 4.

+++ These U.S. Treasury Bills are held in segregated accounts in connection with the Master Portfolio's holdings of S&P 500 Index futures contracts. See Note 1.

*    Yield to Maturity.

The accompanying notes are an integral part of these financial statements.    13

S&P 500 INDEX MASTER PORTFOLIO
-------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES

June 30, 2000 (Unaudited)

ASSETS
Investments at market value (Cost: $2,918,072,487) (Note 1)     $3,907,919,571

Receivables:
  Investment securities sold                                         7,197,840
  Dividends and interest                                             3,288,834
  Due from broker - variation margin                                 1,029,524
  Prepaid expenses                                                         236
                                                                --------------
Total Assets                                                     3,919,436,005
                                                                --------------

LIABILITIES
Payables:
  Investment securities purchased                                    4,249,206
  Collateral for securities loaned (Note 4)                         95,640,573
  Due to Bank                                                            2,314
  Due to BGI (Note 2)                                                  738,756
                                                                --------------
Total Liabilities                                                  100,630,849
                                                                --------------
NET ASSETS                                                      $3,818,805,156
                                                                ==============

The accompanying notes are an integral part of these financial statements.

14                    See Notes to Financial Statements.

S&P 500 INDEX MASTER PORTFOLIO
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2000 (Unaudited)

NET INVESTMENT INCOME
  Dividends (net of foreign withholding tax of $122,278)                      $  24,183,203
  Interest (includes securities lending income of $90,107)                        3,984,961
                                                                              -------------
Total Investment Income                                                          28,168,164
                                                                              -------------

EXPENSES (NOTE 2)
  Advisory fees                                                                   1,091,905
                                                                              -------------
Total Expenses                                                                    1,091,905
                                                                              -------------
NET INVESTMENT INCOME                                                            27,076,259
                                                                              -------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain on sale of investments                                      650,038,851
  Net realized gain on sale of futures contracts                                  2,644,903
  Net change in unrealized appreciation (depreciation) of investments          (701,744,471)
  Net change in unrealized appreciation (depreciation) of futures contracts     (12,365,227)
                                                                              -------------
Net loss on investments                                                         (61,425,944)
                                                                              -------------

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                          ($ 34,349,685)
                                                                              =============

The accompanying notes are an integral part of these financial statements.

                      See Notes to Financial Statements.                      15

S&P 500 INDEX MASTER PORTFOLIO
--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS

                                                                    Six Months Ended
                                                                     June 30, 2000        Period Ended           Year Ended
                                                                      (Unaudited)      December 31, 1999*     February 28, 1999
                                                                    ----------------   -----------------      -----------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income                                             $    27,076,259     $   52,303,458          $   43,674,276
  Net realized gain                                                     652,683,754        170,279,517             181,973,840
  Net change in unrealized appreciation (depreciation)                 (714,109,698)       562,095,831             250,798,350
                                                                    ---------------     --------------          --------------
Net increase (decrease) in net assets resulting from operations         (34,349,685)       784,678,806             476,446,466
Interestholder transactions:
  Contributions                                                       1,043,786,832        355,753,442           2,288,411,987
  Withdrawals                                                        (2,018,157,017)              --            (1,431,828,889)
                                                                    ---------------     --------------          --------------
Net increase (decrease) in net assets resulting from interest
 holder transactions                                                   (974,370,185)       355,753,442             856,583,098
                                                                    ---------------     --------------          --------------
Increase (decrease) in net assets                                    (1,008,719,870)     1,140,432,248           1,333,029,564

NET ASSETS:
Beginning of period                                                   4,827,525,026      3,687,092,778           2,354,063,214
                                                                    ---------------     --------------          --------------
End of period                                                       $ 3,818,805,156     $4,827,525,026          $3,687,092,778
                                                                    ===============     ==============          ==============

 * For the ten months ended December 31, 1999.The Master Portfolio changed its fiscal year end from February 28 to December 31.

The accompanying notes are an integral part of these financial statements.

16                    See Notes to Financial Statements.

S&P 500 INDEX MASTER PORTFOLIO
--------------------------------------------------------------------------------
NOTES TO THE FINANCIAL STATEMENTS
June 30, 2000 (Unaudited)

1.   Significant Accounting Policies

     Master Investment Portfolio ("MIP") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. MIP was organized on October 20,1993 as a Delaware business trust pursuant to an Agreement and Declaration of Trust dated May 14, 1993, and had no operations prior to March 1, 1994. MIP currently issues the following separate portfolios: Asset Allocation, Bond Index, Extended Index, International Index, LifePath Income, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, Money Market, S&P 500 Index and U.S. Equity Index Master Portfolios.

     These financial statements relate to the S&P 500 Index Master Portfolio (the "Master Portfolio").

     The following is a summary of significant accounting policies which are consistently followed by the MIP in the preparation of its financial statements,and which are in conformity with generally accepted accounting principles for investment companies. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

          Security Valuation -- The equity securities of the Master Portfolio are valued at the last reported sales price on the primary securities exchange or national securities market on which such securities are traded. Securities not listed on an exchange or national securities market, or securities in which there was no last reported sales price, are valued at the most recent bid prices. Debt securities are generally traded in the over-the-counter market and are valued at a price deemed best to reflect fair value as quoted by dealers who make markets in those securities or by an independent pricing source. U.S.Government obligations are valued at the last reported bid price. Debt securities maturing in 60 days or less are valued at amortized cost, which approximates market value. Any securities, restricted securities or other assets for which market quotations are not readily available, are valued at fair value as determined in good faith in accordance with policies approved by MIP's Board of Trustees.

          Security Transactions and Income Recognition -- Security transactions are accounted for on the date the securities are purchased or sold (trade date). Dividend income is recognized on the ex-dividend date, and interest income is recognized on a daily accrual basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Original issue discount and discount on securities purchased are accreted as interest income using a constant yield to maturity method. Premiums on securities purchased are amortized as a reduction in interest income using a constant yield to maturity method.

          Federal Income Taxes -- MIP believes that the Master Portfolio has and will continue to be operated in a manner so as to qualify it as a partnership for federal income tax purposes. Provided that the Master Portfolio so qualifies, it will not be subject to any federal income tax on its income and gain (if any). However, each investor in the Master Portfolio will be taxable on its distributive share of the Master Portfolio's taxable income in determining its federal income tax liability. As a partnership for federal income tax purposes, the Master Portfolio will be deemed to have "passed through" to interestholders any interest, dividends, gains or losses for such purposes. The determination of such share will be made in accordance with the Internal Revenue Code of 1986, as amended (the "Code"),and regulations promulgated thereunder.

          It is intended that the Master Portfolio's assets, income and distributions will be managed in such a way that an entity electing and qualifying as a "regulated investment company" under the Code can continue to so qualify by investing substantially all of its assets through the Master Portfolio,provided that the regulated investment company meets other requirements for such qualification not within the control of the Master Portfolio (e.g., distributing at least 90% of the regulated investment company's "investment company taxable income"annually).

          Futures Contracts -- The Master Portfolio may purchase long futures contracts to gain exposure to market changes as this may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date and is exchange traded. Upon entering into a futures contract, the Master Portfolio is required to pledge to the broker an amount of cash, U.S. Government securities or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to the contract,the Master Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Master Portfolio as unrealized gains or losses. When the contract is closed, the Master Portfolio records a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission, the Master Portfolio is required to segregate cash, U.S. Government securities or high quality, liquid debt instruments in connection with long futures transactions in an amount generally equal to the entire futures contract amount. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contracts may not correlate with changes in the value of the underlying securities.

S&P 500 INDEX MASTER PORTFOLIO
--------------------------------------------------------------------------------
NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2000 (Unaudited)

          As of June 30, 2000 the Master Portfolio had the following open long futures contracts outstanding:

                                                   Expiration      Notional       Net Unrealized
          Number of Contracts        Type              Date     Contract Value     Depreciation
          -------------------    -------------     ----------   --------------    --------------
          346                    S&P 500 Index      09/15/00     $126,990,650      ($2,492,652)

          The Master Portfolio has pledged to brokers U.S. Treasury Bills for initial margin requirements with a par value of $8,150,000.

          Repurchase Agreements -- Transactions involving purchases of securities under agreements to resell such securities at a specified price and time ("repurchase agreements") are treated as collateralized financing transactions and are recorded at their contracted resale amounts. These repurchase agreements, if any, are detailed in the Master Portfolio's Schedule of Investments. The advisor to the Master Portfolio may pool the Master Portfolio's cash and invest in repurchase agreements entered into by the other Master Portfolios. The Master Portfolio's prospectus requires that the cash investments be fully collateralized based on values that are marked to market daily. The collateral is generally held by an agent bank under a tri-party agreement. It is the advisor's responsibility to value collateral daily and to obtain additional collateral as necessary to maintain the value at equal to or greater than the repurchase price.

          The repurchase agreement entered into on June 30,2000 by the Master Portfolio is fully collateralized by U.S. Government obligations with rates from 4.875% to 5.75%, maturity dates of 11/15/00 to 3/31/01 and an aggregate market value of $120,411,574.

2.   Agreements and Other Transactions with Affiliates

     Pursuant to an Investment Advisory Contract with the Master
     Portfolio, Barclays Global Fund Advisors ("BGFA") provides investment guidance and policy direction in connection with the management of the Master Portfolio's assets. BGFA is entitled to receive 0.05% of the average daily net assets of the Master Portfolio as compensation for advisory services. BGFA is an indirect subsidiary of Barclays Bank PLC.

     Investors Bank & Trust Company ("IBT") serves as the custodian to the Master Portfolio. IBT will not be entitled to receive fees for its custodial services so long as it is entitled to receive a separate fee from Barclays Global Investors, N.A.("BGI") for its services as Sub Administrator of the Master Portfolio.

     Stephens Inc. ("Stephens"), is the sponsor and placement agent for the Master Portfolio.

     The MIP has entered into administration services arrangements with BGI and Stephens, as co-administrators, who have agreed jointly to provide general administration services to the Master Portfolio, such as managing and coordinating third-party service relationships. BGI and Stephens are not entitled to compensation for providing administration services to the Master Portfolio. BGI and Stephens may delegate certain of their administration duties to sub-administrators.

     Certain officers and trustees of MIP are also officers of Stephens. As of June 30,2000,these officers of Stephens collectively owned less than 1% of the Master Portfolio's outstanding beneficial interests.

3.   Investment Portfolio Transactions

     Purchases and sales of investments, exclusive of short-term securities, for the Master Portfolio for the six months ended June 30, 2000, were as follows:



U.S.GOVERNMENT OBLIGATIONS:
  Purchases at cost                 $           --
  Sales proceeds                                --
OTHER SECURITIES:
  Purchases at cost                 $  166,532,696
  Sales proceeds                     1,076,048,259

At June 30,2000 the Master Portfolio's aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

     Tax                 Unrealized         Unrealized      Net Unrealized
     Cost               Appreciation       Depreciation      Appreciation
--------------         --------------     --------------    --------------
$2,918,072,487         $1,241,324,604     ($251,477,520)     $989,847,084

--------------------------------------------------------------------------------
4.   Portfolio Securities Loaned

     As of June 30,2000,the Master Portfolio had loaned securities which were collateralized by U.S. Government agency obligations and money market mutual funds. The Master Portfolio receives transaction fees for providing services in connection with the securities lending program. The risk to the Master Portfolio of securities lending are that the borrower may not provide additional collateral when required or return the securities when due. The value of the securities on loan at June 30, 2000 was $92,268,933 and the value of the related collateral was $95,640,573.

5.   Financial Highlights

     The ratios of expenses to average net assets, net investment income to average net assets and portfolio turnover rates, excluding short-term securities, for the Master Portfolio were as follows:

                                                            For the Six              For the                For the
                                                           Months Ended            Period Ended            Year Ended
                                                           June 30, 2000           December 31,           February 28,
                                                            (Unaudited)               1999*                   1999
                                                           -------------           ------------           ------------
  Ratio of expenses to average net assets+                     0.05%                  0.05%                  0.05%
  Ratio of net investment income to average net assets+        1.24%                  1.44%                  1.61%
  Portfolio turnover rate                                         4%                     7%                    11%

*For the ten months ended December 31, 1999. The Master Portfolio changed its fiscal year-end from February 28 to December 31.
+Annualized for the period of less than one year.

NOTES
--------------------------------------------------------------------------------

                                   Directors

                              Richard S. Strong
                               Willie D. Davis
                                Stanley Kritzik
                                 Neal Malicky
                               Marvin E. Nevins
                                William F. Vogt

                                   Officers

                   Richard S. Strong, Chairman of the Board
             Stephen J. Shenkenberg, Vice President and Secretary
                    Elizabeth N. Cohernour, Vice President
                     Cathleen A. Ebacher, Vice President
                     Dennis A. Wallestad, Vice President
                      Thomas M. Zoeller, Vice President
                           John W. Widmer, Treasurer
                     Rhonda K. Haight, Assistant Treasurer

                              Investment Advisor

                         Barclays Global Fund Advisors
              45 Fremont Street, San Francisco, California 94105

                                   Custodian

                        Investors Bank & Trust Company
                 89 South Street, Boston, Massachusetts 02111

                                    Auditor

                                   KPMG LLP
           Three Embarcadero Center, San Francisco, California 94111

                                 Legal Counsel

                             Godfrey & Kahn, S.C.
              780 North Water Street, Milwaukee, Wisconsin 53202

For a prospectus containing more complete information,including management fees and expenses, please call 1-800-368-1030. Please read it carefully before investing or sending money. This report does not constitute an offer for the sale of securities. Strong Funds are offered for sale by prospectus only. To reduce the volume of mail you receive, only one copy of financial reports, prospectuses, and other regulatory materials is mailed to your household. You can call us at1-800-368-1030, or write to us at the address listed below, to request (1) additional copies free of charge, or (2) that we discontinue our practice of householding regulatory materials. Strong Investments, Inc. RT5620-0800


                To order a free prospectus kit, call
                1-800-368-1030

                To learn more about our funds, discuss an existing account, or conduct a transaction,call
                1-800-368-3863

                If you are a Financial Professional,call
                1-800-368-1683

                Visit our web site at
                www.eStrong.com

                STRONG INVESTMENTS
[LOGO HERE]     P.O.Box 2936
                Milwaukee,Wisconsin 53201